Fixed Assets	6 Months Ended
Jun. 30, 2022
Fixed Assets
Fixed Assets

6. Fixed Assets

6.1 Intangible assets

During the six months ended June 30, 2022, the Group acquired intangible assets of EUR 1,207k (six months ended June 30, 2021: EUR 3,966k). The acquisitions during the six months ended June 30, 2022 and 2021 mainly related to licenses, software and prepayments made to acquire those.

6.2 Property, plant and equipment

During the six months ended June 30, 2022, the increase in property, plant and equipment was due primarily to the purchase of technical equipment and machines and other equipment of EUR 3,034k (June 30, 2021: EUR 6,302k) as well as additional amounts recognized as construction in progress of EUR 39,386k for Company-owned GMP IV facility (EUR 29,552k) and equipment physically located at the CMO facilities (EUR 3,657k) and the remaining amount mainly for Company’s GMP facilities. The increase was partially offset by EUR 5,854k impairment of equipment located at a CMO facility, which was recognized in cost of sales.